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                                                     OPPENHEIMERFUNDS
Patricia C. Foster                                   OppenheimerFunds, Inc.
Vice President                                       Rochester Division
and Assistant Counsel                                350 Linden Oaks
                                                     Rochester, NY 14625-2807
                                                     Tel 716 383-1300


                                                     April 30, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE: Centennial New York Tax Exempt Trust ("Registrant") Reg No. 33-23494
                  File No.  811-5584

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated May 1, 1997 to the Registrant's Prospectus dated November 1, 1996.

         If there are any questions, please contact the undersigned.

                                                     Sincerely,


                                                    /s/ Patricia C. Foster
                                                    ----------------------
                                                    Patricia C. Foster
                                                    Vice President
                                                    and Assistant  Counsel
                                                    (800) 552-1149

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                       Supplement dated May 1, 1997 to the
                        Prospectus dated November 1, 1996

The Prospectus is changed as follows:

1. In "Exchange Privilege" under "Exchanges of Shares" on page 16, the second sentence of the fourth paragraph is replaced by the following:

         The redemption proceeds of shares of a Trust acquired by exchange of Class A shares of an Eligible Fund purchased subject to a CDSC, that are redeemed within 12 months of the end of the calendar month of the initial purchase of the exchanged shares (18 months for shares purchased prior to May 1, 1997), will be subject to the CDSC as described in the prospectus of that other Eligible Fund.

2. The section captioned "Exchanges of Shares" is revised by adding the following after the sub-section captioned "General Information on Exchanges" on page 17:

Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.


May 1, 1997                                                         PS0780.001